Subsequent Events subsequent Events (Details) (USD $)	12 Months Ended				0 Months Ended														0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014	Jan. 27, 2014 MYLTIP 2014 [Member] tiers Y indices	Jan. 27, 2014 MYLTIP 2014 [Member] Cohen & Steers Realty Majors Portfolio Index [Member]	Jan. 27, 2014 MYLTIP 2014 [Member] NAREIT Office Index adjusted [Member]	Jan. 31, 2014 OPP Units 2011 [Member]	Jan. 27, 2014 High [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Minimum [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Maximum [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Threshold [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Target [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 Exceptional [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 MYLTIP Vesting 2017 [Member] MYLTIP 2014 [Member]	Jan. 27, 2014 MYLTIP vesting 2018 [Member] MYLTIP 2014 [Member]	Jan. 31, 2014 Restricted Stock [Member]	Feb. 10, 2014 The Avant at Reston Town Center Residential [Member] apartments sqft	Feb. 18, 2014 3.625% Exchangeable Senior Notes [Member]
Subsequent Event [Line Items]
Amount of Each Tier									$ 26,800,000			$ 6,700,000	$ 13,400,000	$ 40,200,000
Weighted Percentage of Index Used to Compare to TRS						50.00%	50.00%
Potential Awards Earned										0	40,200,000
Indices Used to Compare TRS					2
Number of Tiers					4
Percentage of annualized TRS for Reduction of Earned Awards					0.00%
Percentage to Cause Some Awards to be Earned Even if on a Relative Basis it Would Not Result in any Earned Awards					12.00%
Vesting Percentage															50.00%	50.00%
Vesting Date															Feb. 03, 2017	Feb. 03, 2018
Distributions percent before measurement date					10.00%
Value of MYLTIP Awards					13,100,000
Common stock, shares issued	153,062,001	151,680,109															21,455
LTIP units issued (in shares)				109,718
Accelerated Compensation Expenses Related To 2011 OPP Units								1,200,000
Employee and director payment per share (in dollars per share)								$ 0.25
Number of apartment units																		359
Net Rentable Area																		355,000
Coupon/Stated Rate	3.625%																		3.625%
Repayments of Unsecured Debt	$ 0	$ 224,261,000	$ 0																$ 747,500,000
TRS measurement (in years)					3